Financial Instruments, Risk Management and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)	The following tables summarize the gains or losses related to our cash flow hedges and derivatives not designated as cash flow hedging instruments. The Company had no open derivative cash flow hedge contracts as of December 31, 2020 and 2019.
Derivatives in Cash Flow Hedging Relationships

(in Millions)	Total Foreign Exchange Contracts
Accumulated other comprehensive loss, net of tax at December 31, 2018	$(1.2)
Reclassification of deferred hedging losses, net of tax (1)	1.2
Total derivative instrument impact on comprehensive income, net of tax	1.2
Accumulated other comprehensive loss, net of tax at December 31, 2019	$—
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1.Amounts are included in “Cost of sales” on the consolidated and combined statements of income.

Schedule of Derivative Instruments, Gain (Loss) in Consolidated Statements of Income
Derivatives Not Designated as Cash Flow Hedging Instruments

	Location of Gain or (Loss) Recognized in Income on Derivatives	Amount of Pre-tax Gain or (Loss) Recognized in Income on Derivatives (1)
		Year Ended December 31,
(in Millions)		2020	2019	2018
Foreign Exchange contracts	Cost of sales (2)	$(1.7)	$(1.2)	$(0.6)
Total		$(1.7)	$(1.2)	$(0.6)
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1.Amounts in the columns represent the gain or loss on the derivative instrument offset by the gain or loss on the hedged item.
2.A loss of $0.1 million, gain of $0.1 million, and gain of $0.2 million related to intercompany loan hedges is included in Restructuring and other charges in the consolidated and combined statement of operations for the years ended December 31, 2020, 2019 and 2018, respectively.

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present our fair-value hierarchy for those assets and liabilities measured at fair-value on a recurring basis in our consolidated balance sheets as of December 31, 2020 and 2019.

(in Millions)	December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Investments in deferred compensation plan (1)	$2.6	$2.6	$—	$—
Total Assets	$2.6	$2.6	$—	$—

Liabilities
Deferred compensation plan obligation (2)	$4.5	$4.5	$—	$—
Total Liabilities	$4.5	$4.5	$—	$—

(in Millions)	December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Investments in deferred compensation plan(1)	$1.6	$1.6	$—	$—
Total Assets	$1.6	$1.6	$—	$—

Liabilities
Deferred compensation plan obligation (2)	$2.5	$2.5	$—	$—
Total Liabilities	$2.5	$2.5	$—	$—
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1.Balance is included in “Other assets” in the consolidated balance sheets. Livent NQSP investments in Livent common stock are recorded as "Treasury stock" in the consolidated balance sheets and carried at historical cost. A mark-to-market loss of $1.0 million and $0.1 million related to the Livent common stock was recorded in "Selling, general and administrative expense" in the consolidated and combined statements of operations for the years ended December 31, 2020 and December 31, 2019, respectively, with a corresponding offset to the deferred compensation plan obligation in the consolidated balance sheets.
2.Balance is included in “Other long-term liabilities” in the consolidated balance sheets.
3.See the Fair Value of Derivative Instruments table within this Note for classifications on our consolidated balance sheets.